3. Intangible Assets (Details - Amortization Schedule) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Future amortization 2015	$ 28,599
Future amortization 2016	28,599
Future amortization 2017	28,599
Thereafter	8,531
Total future amortization	$ 94,328	$ 185,117